Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value of Financial Instruments (Tables) [Abstract]
Estimated Fair Market Value of Financial Instruments
	June 30, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
(In thousands)	Amount	Value	Amount	Value
MGE Energy
Assets:
Cash and cash equivalents	$42,333	$42,333	$46,357	$46,357
Liabilities:
Short-term debt - commercial paper	14,000	14,000	0	0
Long-term debt*	360,472	401,854	361,805	427,456

MGE
Assets:
Cash and cash equivalents	5,310	5,310	6,350	6,350
Liabilities:
Short-term debt - commercial paper	14,000	14,000	0	0
Long-term debt*	360,472	401,854	361,805	427,456

*Includes long-term debt due within one year.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Fair Value as of June 30, 2013
(In thousands)	Total	Level 1	Level 2	Level 3
MGE Energy
Assets:
Exchange-traded investments	$553	$553	$0	$0
Total Assets	$553	$553	$0	$0
Liabilities:
Derivatives, net	$66,649	$(207)	$0	$66,856
Deferred compensation	2,174	0	2,174	0
Total Liabilities	$68,823	$(207)	$2,174	$66,856

MGE
Assets:
Exchange-traded investments	$164	$164	$0	$0
Total Assets	$164	$164	$0	$0
Liabilities:
Derivatives, net	$66,649	$(207)	$0	$66,856
Deferred compensation	2,174	0	2,174	0
Total Liabilities	$68,823	$(207)	$2,174	$66,856

	Fair Value as of December 31, 2012
(In thousands)	Total	Level 1	Level 2	Level 3
MGE Energy
Assets:
Exchange-traded investments	$320	$320	$0	$0
Total Assets	$320	$320	$0	$0
Liabilities:
Derivatives, net	$72,329	$(17)	$0	$72,346
Deferred compensation	2,010	0	2,010	0
Total Liabilities	$74,339	$(17)	$2,010	$72,346

MGE
Assets:
Exchange-traded investments	$117	$117	$0	$0
Total Assets	$117	$117	$0	$0
Liabilities:
Derivatives, net	$72,329	$(17)	$0	$72,346
Deferred compensation	2,010	0	2,010	0
Total Liabilities	$74,339	$(17)	$2,010	$72,346

Significant Unobservable Inputs
Significant Unobservable Inputs	Model Input
Basis adjustment:
On peak	96.3%
Off peak	95.7%
Counterparty fuel mix:
Internal generation	50% - 70%
Purchased power	50% - 30%

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Beginning balance,	$(69,598)	$(71,188)	$(72,346)	$(40,661)
Realized and unrealized gains (losses):
Included in regulatory liabilities (assets)	2,743	(8,392)	5,490	(38,919)
Included in other comprehensive income	0	0	0	0
Included in earnings	(44)	(1,726)	(1,351)	(3,228)
Included in current assets	(123)	(94)	(123)	(145)
Purchases	6,162	1,917	11,724	1,967
Sales	0	32	(2)	64
Issuances	0	0	0	0
Settlements	(5,996)	(129)	(10,248)	1,342
Transfers in and/or out of Level 3	0	0	0	0
Balance as of June 30,	$(66,856)	$(79,580)	$(66,856)	$(79,580)
Total gains (losses) included in earnings attributed to
the change in unrealized gains (losses) related to
assets and liabilities held at June 30,(a)	$0	$0	$0	$0

Gains and Losses Included in Income for Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Purchased Power Expense	$(44)	$(1,726)	$(1,351)	$(3,228)
Cost of Gas Sold Expense	0	0	0	0
Regulated Gas Revenues	0	0	0	0
Total	$(44)	$(1,726)	$(1,351)	$(3,228)